Securities Act File No. 333-02265


                     PILGRIM TROIKA DIALOG RUSSIA FUND, INC.

                     Supplement dated August 22, 2000 to the
            International Equity Funds Prospectus dated July 31, 2000

The chart entitled "Fees You Pay Directly" in the section entitled "What You Pay To Invest" is revised to reflect that shares of Pilgrim Troika Dialog Russia Fund, Inc. are subject to a redemption fee of 2.0% of the amount redeemed if shares are redeemed within 365 days of purchase.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE